SCHEDULE OF COST OF REVENUE (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 ILS (₪)	Dec. 31, 2024 ILS (₪)	Dec. 31, 2023 ILS (₪)
IfrsStatementLineItems [Line Items]
Cost of revenues	$ 1,988	₪ 6,342	₪ 6,084	₪ 3,987
Cost of revenues [member]
IfrsStatementLineItems [Line Items]
Use of materials	1,562	4,981	4,926	3,053
Salaries and related expenses	282	900	705	650
Depreciation	92	294	293	241
Other	$ 52	₪ 167	₪ 160	₪ 43